GOODWILL AND INTANGIBLES Schedule of Intangibles (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1,500
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,500
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,500
Finite-Lived Intangible Assets, Amortization Expense, Year Four	1,500
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1,500
Chili's Restaurants [Member]
Schedule of Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 1,500	$ 800	$ 1,000